Properties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Assets held-for-sale	$ 4.9	$ 4.9
Other charges (credits) related to the cost-reduction effort	$ 7.1	$ 1.0	$ 47.4
Asset write-offs
Property, Plant and Equipment [Line Items]
Other charges (credits) related to the cost-reduction effort			$ 13.6